U.S. Securities and Exchange Commission
                               Washington DC 20549

                                   FORM 24F-2

                         Annual Filing under Rule 24f-2
                      of the Investment Company Act of 1940


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1.    Name and address of issuer:      Hartford Series Fund, Inc.
                                       P.O. Box 2999
                                       Hartford, CT 06104 2199
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2.    Name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):
                                       Hartford Series Fund, Inc.

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3.    Investment Company Act File Number:                            811-08629
      CIK Number                                                     0001053425
      Securities Act File Number:                                    333-45431
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4.    (a.)  Last day of fiscal year for which this Form is filed:    31-Dec-10
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      (b.)  |_| Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

            Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.
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      (c.)  |_| Check box if this is the last time the issuer will be filing this Form.
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5.     Calculation of registration fee:

       (i)    Aggregate sale price of securities sold during the fiscal year
              pursuant to section 24(f):                       1,484,255,560.36
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       (ii)   Aggregate price of securities redeemed or repurchased during
              the fiscal year:                                 1,708,071,537.42
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       (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
              payable to the Commission:
                                                                 519,440,840.56
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       (iv)   Total available redemption credits (add items 5(ii) and
              5(iii):                                          2,227,512,377.98
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       (v)    Net sales -- if Item 5(i) is greater than Item 5(iv)
              [subtract Item 5(iv) from item 5(i)]:             (743,256,817.62)
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       (vi)   Redemption credit available for use in future years -- if
              Item 5(i) is less than item 5(iv) [subtract Item 5(iv) from
              Item 5(i)]:
                                                               ($743,256,817.62)

       (vii)  Multiplier for determining registration fee
              (see instruction C.9):                           x$     0.0001161
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       (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
              (enter '0' if no fee is due):                    =$          0.00
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6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
                                                             $                0
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       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:     $                0
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7.     Interest due -- if this Form is being filed more than 90 days after the
       end of the issuer's fiscal year (see Instruction D):  +$               0
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8.     Total of the amount of the registration fee due plus any interest due
       [item 5(vii) plus Item 7]:                            =$            0.00
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9.     Date the registration fee and any interest payment was sent to the
       Commission' lockbox depository:

       Account number:

       Method of delivery:             |_|   Wire Transfer
                                       |_|   Mail or other means
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                                   SIGNATURES

This Form has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated:

By:  (Signature and Title)

            /S/ Marilyn K. Orr                             Date 3/29/2011
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            Marilyn K. Orr,  Assistant Treasurer